Presidential Protected Profile 2050 Fund
PresidentialSM Protected Profile 2050 Fund (Class A, Class C, Class I)
Investment Objective
The investment objective of the Fund is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds; more information about these and other discounts is available in the "Classes of Fund Shares" section on page of the Fund's prospectus or from your financial advisor. Unless you are eligible for a waiver, if you sell (redeem) your Class C shares of the fund during the first year, you will pay a CDSC of 0.50%.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Presidential Protected Profile 2050 Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases	5.75%	none	none
Maximum Deferred Sales Charge (Load)	none	0.50%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none	none
Redemption Fee	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Presidential Protected Profile 2050 Fund		Class A	Class C	Class I
Management Fee		0.40%	0.40%	0.40%
Distribution and/or Service (12b-1 fees)		0.25%	0.50%	none
Shareholder Services Fee		0.15%	0.15%	0.15%
Other Expenses	[1]	1.72%	1.72%	1.72%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses		2.67%	2.92%	2.42%
Less Fee Waiver and Expense Reimbursement	[2]	(1.62%)	(1.62%)	(1.62%)
Total Annual Fund Operating Expenses (After Expense Reimbursement)		1.05%	1.30%	0.80%
[1]	"Other Expenses" and "AFFE" are based on estimated amounts for the current fiscal year
[2]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.10% of average daily net assets of the Fund. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE and Shareholder Service Fees) exceed 0.75% of average daily net assets of the Fund for Class A, 1.00% for Class C and 0.50% for Class I. Both agreements will continue at least through January 28, 2013 and cannot be terminated before that date without the mutual agreement of the Trust's board of trustees and the adviser.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund's shares for the time periods indicated and then redeem all your shares at the end of those periods (except where otherwise noted). The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example.

Expense Example - Presidential Protected Profile 2050 Fund (USD $)	1 year	3 years
Class A	676	1,211
Class C	182	751
Class I	82	599

Expense Example, No Redemption - (USD $)	1 year	3 years
Presidential Protected Profile 2050 Fund Class C	132	751

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is newly organized, no portfolio turnover figures are available.

Principal Investment Strategies
The Fund operates under a "fund of funds" structure. Under normal market conditions, the Fund will invest 80% or more of its net assets in underlying funds, including exchange traded funds ("underlying funds"). The Fund does not currently expect to invest in underlying funds advised by the adviser, although it may do so in the future. A significant portion of the Fund's net assets will be invested in underlying funds that employ a passive investment style, i.e., index funds. The Fund's largest allocation will be to underlying funds that primarily invest in domestic and foreign equity securities, including large-, medium- and small-cap equities and both growth and value equity securities. The foreign equity securities held by the underlying funds will be from issuers in both developed and emerging markets. The Fund will also employ an actively managed risk-management overlay ("protection sub-strategy") using up to 20% of its net assets. The protection sub-strategy consists of using hedging instruments (short positions in exchanged-traded futures contracts) to manage overall portfolio volatility and to protect the majority of the Fund's portfolio securities. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the protection sub-strategy. "Volatility" in this context means variance in the Fund's investment returns. The adviser selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are negatively correlated to the Fund's equity exposure. The Fund will sell (short) futures contracts on these indices to decrease the Fund's aggregate economic exposure to equities based on the adviser's evaluation of market volatility and downside market risk. The short futures contracts increase in value as equity markets decline. The adviser will regularly adjust the level of exchange-traded futures contracts to manage the overall net risk level of the Fund. The adviser's target volatility of returns for the Fund will adjust over time in relation to the target date. The protection sub-strategy would allow for more volatility of the Fund's returns the further the Fund is from the target date, but seeks to more tightly control the volatility of the Fund's returns as the investor reaches retirement and as the investor ages. Even in periods of low volatility in the equity markets, the adviser will continue to use the hedging techniques to preserve gains after favorable market conditions and reduce losses in adverse market conditions.The Fund's investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund's net economic exposure to equity securities to 0%.The Fund is designed for investors planning to retire close to the year 2050 (target date). The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. Before investing in the Fund, an investor should consider in addition to age and retirement date, other factors such as the investor's risk tolerance, personal circumstances, and complete financial situation. The adviser invests the Fund in underlying funds in accordance with an asset allocation between equity securities and fixed income securities. Over time, the asset allocation model will change according to a predetermined "glide path" shown in the chart below. As the glide path shows, the Fund's asset mix becomes more conservative as time elapses. In addition the glide path shows the Fund's target volatility of returns under the protection sub-strategy, which also becomes more conservative as time elapses. These features reflect the desire to reduce investment risk and volatility as retirement approaches.
Yrs Before Retirement Date	-40	-39	-38	-37	-36	-35	-34	-33	-32	-31	-30	-29
Fixed Income	2	3	4	6	8	9	10	12	13	14	15	16
Equity	98	97	96	94	92	91	90	88	87	86	85	84
Volatility Target	16	16	16	15	15	15	15	14	14	14	14	14

Yrs Before Retirement Date	-28	-27	-26	-25	-24	-23	-22	-21	-20	-19	-18	-17
Fixed Income	17	19	21	23	25	26	27	28	28	29	30	31
Equity	83	81	79	77	75	74	73	72	72	71	70	69
Volatility Target	14	13	13	13	13	12	12	12	12	12	12	11

Yrs Before Retirement Date	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7	-6	-5
Fixed Income	32	33	34	35	36	37	37	38	38	39	39	40
Equity	68	67	66	65	64	63	63	62	62	61	61	60
Volatility Target	11	11	11	11	11	10	10	10	10	10	10	10

Yrs Before Retirement Date	-4	-3	-2	-1
Fixed Income	41	42	43	44
Equity	59	58	57	56
Volatility Target	10	9	9	9

Retirement Date	0
Fixed Income	45
Equity	55
Volatility Target	9

Yrs After Retirement Date	1	2	3	4	5	6	7	8	9	10	11	12
Fixed Income	47	49	50	52	54	55	57	58	60	62	63	65
Equity	53	51	50	48	46	45	43	42	40	38	37	35
Volatility Target	8	8	8	8	8	8	8	8	7	7	7	7

Yrs After Retirement Date	13	14	15	16	17	18	19	20	21	22	23	24
Fixed Income	67	68	70	71	72	73	74	75	75	75	75	75
Equity	33	32	30	29	28	27	26	25	25	25	25	25
Volatility Target	6	6	6	6	6	6	5	5

Yrs After Retirement Date	25
Fixed Income	75
Equity	25
Volatility Target
After the Fund reaches its designated retirement year, it will continue to be managed according to an asset allocation model that becomes increasingly conservative over time, until approximately twenty years after retirement (landing date) when the Fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities. At the landing date, as a result of the protection sub-strategy, the Fund's net economic exposure to equities may vary between a low of 0% in extreme market conditions and a high of 25% in more benign markets. Under normal market conditions, the adviser expects the Fund's aggregate economic exposure to equities at the landing date to be between 15% and 25%. On at least an annual basis, the adviser will reassess and make any necessary revisions in the Fund's asset allocation model, including revising the asset class weightings in the model. At that time, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This will ensure that the overall risk level of the Fund remains aligned with the protection sub-strategy and the current level of the adviser's assessment of overall market risk and general economic climate. The maximum amount of change to the model's asset class allocations that would be made in one year is plus or minus 10%. On a quarterly basis, the adviser will evaluate the need to add, remove and/or re-weight the underlying funds in the Fund's asset allocation model. The adviser will also periodically rebalance the weightings in the underlying funds held by the Profile Fund to the asset allocation model. In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The amount of exchange-traded futures in the Profile Fund, which will affect the investor's exposure to equity securities, will fluctuate daily based upon market conditions.The amount of exchange-traded futures could reduce or even eliminate the Fund's equity exposure that is shown in the chart above. The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Fund owns a diversified mix of equity securities (stocks) and fixed income securities (bonds).

Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
  Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money. Your investment in the fund is not guaranteed. You can lose money in the fund near, at or after the target date.
  Asset Allocation Risk: The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The Fund is subject to the risk that the Fund may allocate assets to an asset class that underperforms other asset classes.
  Passive Management Risk: The underlying funds use an indexing strategy and do not individually select securities. Passively managed underlying funds will remain fully invested at all times and will be subject to fluctuations in the market indices which they are designed to track.
  Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the Fund's performance my sometimes be lower than that of other types of funds.
  Growth Stocks Risks: The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the Fund may underperform other equity funds that use different investment styles.
  Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the Fund's shares.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the Fund's foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
  Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to be less liquid, have more volatile prices and have significant potential for loss.
  Currency Risk: The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of foreign investments.
  Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
  Hedging Risk: Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.
  Fund of Funds Risk: The investment performance of the Fund is affected by the investment performance of the underlying funds in which the Fund invests. The ability of the Fund to achieve its investment objective depends on the ability of the underlying funds to meet their investment objectives and on the adviser's decisions regarding the allocation of the Fund's assets among the underlying funds.
  Exchange-Traded Funds Risk: The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in the price of the ETF being more volatile and ETFs have management fees that increase their costs.
  Non-Diversification Risk: The Fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the Fund's value may decrease because of a single investment or a small number of investments.

Fund Performance
The Fund is expected to commence operations on or about November 1, 2011. Once the Fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of a Fund is not necessarily an indication of how the Fund will perform in the future.